WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 80.7%
Angola - 1.8%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	$9,650,000		$9,865,243	(a)
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	3,000,000		2,929,050	(a)

Total Angola					12,794,293

Argentina - 4.0%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	82,130,000	ARS	286,504	(b)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	331,927	(b)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	1,036,761		356,718	(c)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	25,413,747		8,577,394	(c)
Ciudad Autonoma De Buenos Aires, Senior Notes	7.500%	6/1/27	5,500,000		4,953,905	(d)
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	16,301,128		7,005,573	(d)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	508,945		399,166	(d)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	9,949,022		6,616,199	(d)

Total Argentina					28,527,386

Armenia - 0.8%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	7,000,000		5,958,925	(d)

Bahamas - 1.4%
Bahamas Government International Bond, Senior Notes	5.750%	1/16/24	9,170,000		8,285,187	(d)
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	2,000,000		1,557,520	(d)

Total Bahamas					9,842,707

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

ECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Bahrain - 2.3%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	$4,100,000	$4,332,101	(a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	7,400,000	7,276,413	(d)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	5,700,000	5,037,717	(d)

Total Bahrain				16,646,231

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	1,000,000	826,050

Colombia - 2.9%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000	18,664,796	(c)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000	2,024,371	(c)

Total Colombia				20,689,167

Costa Rica - 1.1%
Banco Nacional de Costa Rica	6.250%	11/1/23	1,220,000	1,264,237	(d)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,050,000	1,064,448	(a)
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	1,650,000	1,443,767	(a)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000	4,184,292	(c)(d)

Total Costa Rica				7,956,744

Croatia - 0.8%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000	5,824,597	(a)(c)

Dominican Republic - 3.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	7,210,000	7,469,632	(c)(d)
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	7,300,000	7,427,823	(d)
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	3,750,000	3,712,500	(d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	4,200,000	4,173,792	(c)(d)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	3,950,000	3,397,000	(d)

Total Dominican Republic				26,180,747

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 1.9%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	$1,010,709		$564,743	(d)
Ecuador Government International Bond, Senior Notes, Step bond (1.000% to 7/31/22 then 2.500%)	1.000%	7/31/35	20,504,438		13,461,369	(d)

Total Ecuador					14,026,112

Egypt - 4.0%
Egypt Government Bond	14.138%	10/20/22	65,200,000	EGP	3,584,224
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	3,300,000		2,998,119	(d)
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	6,700,000		5,868,831	(c)(d)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	13,180,000		11,305,409	(d)
Egypt Government International Bond, Senior Notes	8.875%	5/29/50	5,700,000		4,949,994	(c)(d)

Total Egypt					28,706,577

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	2,950,000		1,475,030	(c)(d)

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000		1,817,525	(a)

Gabon - 1.0%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	3,050,000		2,900,093	(a)
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	4,300,000		4,142,362	(d)

Total Gabon					7,042,455

Ghana - 2.0%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	5,700,000		4,165,275	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	9,400,000		9,967,290	(c)(d)

Total Ghana					14,132,565

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 1.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	$6,800,000		$7,128,168	(d)
Guatemala Government Bond, Senior Notes	4.650%	10/7/41	3,060,000		2,857,306	(d)

Total Guatemala					9,985,474

Hungary - 1.8%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000		13,205,014	(c)

Indonesia - 6.3%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,028,550	(a)(c)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		23,240,000	(c)(d)
Indonesia Treasury Bond	8.375%	9/15/26	131,422,000,000	IDR	10,149,484
Indonesia Treasury Bond	8.375%	3/15/34	106,475,000,000	IDR	8,139,694

Total Indonesia					45,557,728

Israel - 0.2%
Israel Government International Bond, Senior Notes	3.875%	7/3/50	1,500,000		1,548,750

Ivory Coast - 1.7%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,343,270	(d)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,743,891	(c)(d)
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	5,130,000	EUR	5,013,634	(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,438,834	(c)(d)

Total Ivory Coast					12,539,629

Jamaica - 1.4%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	1,390,000		1,535,950	(c)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		2,296,818	(c)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		6,086,547

Total Jamaica					9,919,315

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 1.0%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	$440,000		$445,117	(c)(d)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	2,000,000		1,827,860	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		4,587,928	(d)

Total Jordan					6,860,905

Kazakhstan - 1.3%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,000,000		9,092,970	(a)(c)

Kenya - 1.6%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		201,322	(c)(d)
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,232,534	(d)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		5,124,093	(c)(d)
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,314,729	(d)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	1,610,000		1,388,625	(d)

Total Kenya					11,261,303

Mexico - 1.1%
Mexican Bonos, Senior Notes	7.750%	11/23/34	84,080,000	MXN	4,044,886
Mexican Bonos, Senior Notes	7.750%	11/13/42	83,140,000	MXN	3,899,346

Total Mexico					7,944,232

Morocco - 0.3%
Morocco Government International Bond, Senior Notes	4.000%	12/15/50	2,400,000		1,930,560	(d)

Nigeria - 2.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000		3,131,250	(c)(d)
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	1,050,000		1,057,875	(d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,000,000		1,890,100	(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	240,000		228,093	(c)(d)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Nigeria - continued
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	$2,960,000	$2,590,000	(d)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000	5,926,493	(c)(d)

Total Nigeria				14,823,811

Oman - 3.8%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	5,304,782	(d)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	9,000,000	9,310,230	(c)(d)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	6,273,630	(d)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	6,511,927	(a)

Total Oman				27,400,569

Panama - 0.8%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,231,931	(c)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	196,375	(c)
Panama Government International Bond, Senior Notes	4.500%	4/1/56	4,200,000	4,120,536

Total Panama				5,548,842

Paraguay - 1.2%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,204,950	(c)(d)
Paraguay Government International Bond, Senior Notes	4.950%	4/28/31	3,950,000	4,142,602	(d)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,941,037	(c)(d)

Total Paraguay				8,288,589

Peru - 5.7%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	11,683,290	(c)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	29,022,697	(c)

Total Peru				40,705,987

Philippines - 0.6%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000	4,566,293	(c)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 4.1%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	$7,920,000		$9,706,586	(d)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		16,753,817	(c)(d)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	2,900,000		3,267,070	(c)(d)

Total Qatar					29,727,473

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,625,105	(c)(d)

Russia - 0.1%
Russian Federal Bond - OFZ	7.000%	1/25/23	280,000,000	RUB	172,308	*(e)
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	178,203	*(e)
Russian Federal Bond - OFZ	7.250%	5/10/34	400,000,000	RUB	246,154	*(e)

Total Russia					596,665

Rwanda - 0.5%
Rwanda International Government Bond, Senior Notes	5.500%	8/9/31	4,050,000		3,712,619	(d)

Senegal - 1.3%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,200,410	(a)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	8,390,000		7,270,690	(d)

Total Senegal					9,471,100

South Africa - 1.3%
Republic of South Africa Government Bond, Senior Notes	8.500%	1/31/37	81,280,000	ZAR	4,747,197
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		4,415,725	(c)

Total South Africa					9,162,922

Supranational - 3.0%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	134,803,200,000	IDR	9,577,527
Inter-American Development Bank, Senior Notes	7.875%	3/14/23	56,960,000,000	IDR	4,106,275
International Finance Corp., Senior Notes	11.000%	11/14/22	47,000,000,000	UZS	4,033,003
International Finance Corp., Senior Notes	6.280%	5/27/24	173,000,000	UYU	4,064,144

Total Supranational					21,780,949

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Tunisia - 0.4%
Banque Centrale de Tunisie International Bond, Senior Notes	5.750%	1/30/25	$3,760,000		$2,541,760	(a)

Turkey - 2.4%
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000		2,002,676	(d)
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	4,000,000		3,618,156
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		912,741
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	6,160,000		4,400,950	(c)
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	6,710,000		6,161,290	(d)

Total Turkey					17,095,813

Ukraine - 1.5%
Ukraine Government International Bond, Senior Notes	6.750%	6/20/26	1,700,000	EUR	793,501	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/27	8,800,000		3,809,432	(a)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	15,080,000		6,538,809	(a)

Total Ukraine					11,141,742

United Arab Emirates - 1.6%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000		5,840,316	(d)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	2,300,000		1,814,297	(d)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	4,430,000		3,599,783	(d)

Total United Arab Emirates					11,254,396

Uruguay - 1.3%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154		3,127,131	(c)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000		5,130,432	(c)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000		1,380,034	(c)

Total Uruguay					9,637,597

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Uzbekistan - 0.5%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	$4,200,000	$3,721,410	(d)

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000	1,925,310	*(a)(f)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000	609,000	*(a)(e)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	365,835	*(e)

Total Venezuela				2,900,145

Vietnam - 1.3%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000	9,026,358	(c)(d)

Zambia - 0.3%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	3,440,000	2,502,352	*(d)(e)

TOTAL SOVEREIGN BONDS (Cost - $635,908,160)				579,525,488

CORPORATE BONDS & NOTES - 54.6%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	4,340,000	4,127,253	(d)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	4,623,185	(d)

Total Diversified Telecommunication Services				8,750,438

Media - 0.7%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	3,215,531	(d)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,774,969	(c)

Total Media				4,990,500

Wireless Telecommunication Services - 1.3%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,385,000	2,379,753	(c)(d)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,239,000	4,505,378	(c)(d)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	1,000,000	605,000	(d)
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	1,713,000	1,635,033	(d)

Total Wireless Telecommunication Services				9,125,164

TOTAL COMMUNICATION SERVICES				22,866,102

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 1.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	$3,130,000	$2,988,520	(a)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	4,670,000	3,981,175	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,700,000	1,693,625	(c)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	3,300,000	2,873,079	(d)

Total Hotels, Restaurants & Leisure				11,536,399

Internet & Direct Marketing Retail - 0.4%
Prosus NV, Senior Notes	3.061%	7/13/31	3,500,000	2,912,468	(d)

TOTAL CONSUMER DISCRETIONARY				14,448,867

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	4,150,000	4,135,184	(d)

ENERGY - 19.3%
Oil, Gas & Consumable Fuels - 19.3%
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,090,578	(c)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	6,286,265	(c)
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	4,250,000	3,944,637	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,656,265	1,677,034	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	5,018,410	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	4,422,415	(c)(d)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	5,017,024	(c)(d)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000	5,343,040	(c)(d)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000	2,625,380	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000	2,012,500	(d)
Oleoducto Central SA, Senior Notes	4.000%	7/14/27	2,400,000	2,264,952	(d)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000	2,543,469	(c)(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000	6,220,256	(c)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000	6,244,560

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	$13,800,000	$12,967,446	(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000	1,226,463	*(a)(f)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000	570,150	*(a)(e)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	8,800,000	7,896,900	(c)(d)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000	5,878,740	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000	2,682,353	(c)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	7,900,000	7,094,990	(c)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	200,000	151,163
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000	2,678,520	(c)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000	4,314,736	(c)
Petronas Capital Ltd., Senior Notes	4.800%	4/21/60	7,000,000	8,140,427	(d)
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	1,800,000	1,653,445	(d)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000	9,518,677	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000	1,097,950	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,620,000	3,680,164	(c)(d)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000	2,380,661	(c)(d)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000	3,243,592	(c)(d)
YPF SA, Senior Notes	8.500%	3/23/25	1,500,000	1,385,168	(a)
YPF SA, Senior Notes	8.500%	7/28/25	5,430,000	4,651,962	(d)
YPF SA, Senior Notes	6.950%	7/21/27	1,320,000	990,343	(d)

Total Energy				138,914,370

FINANCIALS - 10.3%
Banks - 6.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	2,457,485	(c)(d)
Banco General SA, Junior Subordinated Notes (5.250% to 5/7/31 then 10 year Treasury Constant Maturity Rate + 3.665%)	5.250%	5/7/31	4,450,000	4,380,246	(d)(g)(h)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	$5,900,000	$5,938,969	(c)(d)(g)(h)
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	1,200,000	1,129,313	(a)(d)(h)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	1,000,369	(c)(d)(h)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,349,798	(c)(d)(h)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	970,000	868,150	(g)(h)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	7,004,850	(c)(d)(g)(h)
NBK Tier 1 Ltd., Senior Notes (3.625% to 2/24/27 then USD 6 year ICE Swap Rate + 2.875%)	3.625%	8/24/26	2,450,000	2,293,947	(d)(g)(h)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	7,290,000	729,000	(a)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,272,504	(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	10,641,775	(c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	3,080,000	3,267,283	(c)(d)(h)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000	4,624,121	(d)(h)

Total Banks				46,957,810

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	$6,500,000	$5,863,650	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000	2,442,972	(c)(d)(g)(h)

Total Capital Markets				8,306,622

Consumer Finance - 0.8%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000	5,603,773	(d)

Diversified Financial Services - 1.1%
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	6,000,000	5,820,000	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	68,000	68,448	(c)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000	2,027,945	(c)(d)

Total Diversified Financial Services				7,916,393

Insurance - 0.5%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	3,600,000	3,592,710	(d)

Real Estate Management & Development - 0.2%
Panther Ventures Ltd., Senior Notes	3.800%	9/17/23	2,000,000	1,770,874	(a)(g)

TOTAL FINANCIALS				74,148,182

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.2%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,820,000	1,797,356	(d)

Construction & Engineering - 1.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/ Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	8,650,000	8,228,356	(d)

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000	1,108,465	(c)(d)

Road & Rail - 0.8%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000	2,581,504	(c)(d)
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	4.700%	5/7/50	3,000,000	3,035,055	(d)

Total Road & Rail				5,616,559

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.8%
DP World Ltd., Senior Notes	5.625%	9/25/48	$3,400,000	$3,690,030	(c)(d)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	1,850,000	1,741,710	(d)

Total Transportation Infrastructure				5,431,740

TOTAL INDUSTRIALS				22,182,476

MATERIALS - 10.3%
Chemicals - 4.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	231,429	(a)(c)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,474,961	(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,320,313	(c)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	203,125	(a)(c)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	4,100,000	4,556,760	(c)(d)
OCP SA, Senior Notes	5.125%	6/23/51	6,770,000	5,652,950	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	5,113,190	(c)(d)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	5,800,000	5,549,237
Sociedad Quimica y Minerade Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	2,039,310	(d)
Sociedad Quimica y Minerade Chile SA, Senior Notes	3.500%	9/10/51	2,300,000	1,989,224	(d)

Total Chemicals				29,130,499

Construction Materials - 0.3%
Cemex SAB de CV, Senior Notes	3.875%	7/11/31	2,600,000	2,376,920	(d)

Metals & Mining - 4.3%
Fresnillo PLC, Senior Notes	4.250%	10/2/50	7,000,000	6,183,240	(d)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,482,852	(c)(d)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	399,770	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	5,490,000	7,019,569	(c)
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	7,000,000	6,711,530	(d)

Total Metals & Mining				30,796,961

Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	1,350,000	1,348,664	(c)(d)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	2,106,236	(c)(d)

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - continued
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	$3,450,000	$3,705,731	(c)(d)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,940,000	4,260,440	(c)

Total Paper & Forest Products				11,421,071

TOTAL MATERIALS				73,725,451

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	4,050,000	637,875	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	2,400,000	402,000	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	2,400,000	378,000	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	2,000,000	315,000	*(a)(e)
China Aoyuan Group Ltd., Senior Secured Notes	5.880%	3/1/27	700,000	112,000	*(a)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	6,000,000	5,790,000	(a)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	2,000,000	820,500	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/4/23	2,850,000	429,210	*(a)(e)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	2,000,000	276,000	(a)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	7.375%	1/13/26	1,000,000	140,500	(a)

TOTAL REAL ESTATE				9,301,085

UTILITIES - 4.5%
Electric Utilities - 4.0%
Abu Dhabi National Energy Co. PJSC, Senior Notes	4.875%	4/23/30	5,100,000	5,669,313	(d)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,343,125	(c)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	6,340,000	6,498,500	(a)
Instituto Costarricense de Electricidad, Senior Notes	6.750%	10/7/31	3,100,000	3,129,636	(d)
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,336,398	(a)(c)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	5/15/47	5,810,000	5,798,060	(a)(c)

Total Electric Utilities				28,775,032

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	$500,000	$509,343	(c)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,829,323	(c)(d)

Total Independent Power and Renewable Electricity Producers				3,338,666

TOTAL UTILITIES				32,113,698

TOTAL CORPORATE BONDS & NOTES (Cost - $423,883,760)				391,835,415

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
OTC PURCHASED OPTIONS - 0.1%
U.S. Dollar/Chilean Peso, Put @ 800.00CLP	Goldman Sachs Group Inc.	4/28/22	8,000,000	8,000,000	193,125
U.S. Dollar/Mexican Peso, Put @ 20.00MXN	Goldman Sachs Group Inc.	8/19/22	15,600,000	15,600,000	298,902
U.S. Dollar/Russian Ruble, Put @ 75.50RUB	Citibank N.A.	4/8/22	16,500,000	16,500,000	463,715

TOTAL PURCHASED OPTIONS (Cost - $671,938)					955,742

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,060,463,858)					972,316,645

		RATE		SHARES
SHORT-TERM INVESTMENTS - 2.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $19,604,121)		0.195%		19,604,121	19,604,121	(i)

TOTAL INVESTMENTS - 138.1% (Cost - $1,080,067,979)					991,920,766
Liabilities in Excess of Other Assets - (38.1)%					(273,681,147)

TOTAL NET ASSETS - 100.0%					$718,239,619

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of March 31, 2022.

(f)	The maturity principal is currently in default as of March 31, 2022.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $19,604,121 and the cost was $19,604,121 (Note 2).

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
CLP	— Chilean Peso
EGP	— Egyptian Pound
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso
UZS	— Uzbekistani Som
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SCHEDULE OF WRITTEN OPTIONS
OTC Written Options
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Chilean Peso, Call	Goldman Sachs Group Inc.	4/28/22	855.00	CLP	8,000,000	8,000,000	$(11,372)
U.S. Dollar/Mexican Peso, Call	Goldman Sachs Group Inc.	8/19/22	22.70	MXN	15,600,000	15,600,000	$(94,028)
U.S. Dollar/Russian Ruble, Call	Citibank N.A.	4/8/22	81.00	RUB	16,500,000	16,500,000	(591,148)
U.S. Dollar/Russian Ruble, Put	Citibank N.A.	4/8/22	72.40	RUB	16,500,000	16,500,000	(228,954)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $701,203)							$(925,502)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CLP	— Chilean Peso
MXN	— Mexican Peso
RUB	— Russian Ruble

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	403	6/22	$50,980,658	$49,518,625	$1,462,033
U.S. Treasury Long-Term Bonds	501	6/22	77,633,828	75,181,312	2,452,516

Net unrealized appreciation on open futures contracts					$3,914,549

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,826,087	RUB	600,820,438	Citibank N.A.	4/11/22	$503,450
USD	7,602,257	RUB	988,293,410	Deutsche Bank AG	4/11/22	(4,442,795)
USD	4,264,746	ZAR	68,248,725	Bank of America N.A.	4/13/22	(398,135)
USD	674,908	BRL	3,947,673	Citibank N.A.	4/13/22	(151,137)
USD	10,644,491	MXN	221,774,800	JPMorgan Chase & Co.	4/13/22	(480,373)
USD	3,804,155	IDR	55,165,950,000	Citibank N.A.	4/19/22	(33,894)
USD	8,180,063	IDR	118,802,320,494	Citibank N.A.	4/19/22	(85,345)
USD	21,188,812	IDR	307,269,560,000	Citibank N.A.	4/19/22	(188,786)
CNY	18,950,188	USD	2,978,185	JPMorgan Chase & Co.	6/15/22	(3,366)
USD	2,959,025	CNY	18,950,188	JPMorgan Chase & Co.	6/15/22	(15,793)
USD	8,236,386	EUR	7,455,230	JPMorgan Chase & Co.	6/15/22	(35,524)

Total						$(5,331,698)

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this table:
BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chile Government International Bond, 3.240%, due 2/6/28	$19,700,000	12/20/24	0.344%	1.000% quarterly	$(344,353)	$354,790	$(699,143)
Qatar Government International Bond, 9.750%, due 6/15/30	19,700,000	12/20/24	0.276%	1.000% quarterly	(380,424)	364,699	(745,123)

Total	$39,400,000				$(724,777)	$719,489	$(1,444,266)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2022

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

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Notes to Schedule of Investments (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$579,525,488	—	$579,525,488
Corporate Bonds & Notes	—	391,835,415	—	391,835,415
Purchased Options	—	955,742	—	955,742

Total Long-Term Investments	—	972,316,645	—	972,316,645

Short-Term Investments†	$19,604,121	—	—	19,604,121

Total Investments	$19,604,121	$972,316,645	—	$991,920,766

Other Financial Instruments:
Futures Contracts††	$3,914,549	—	—	$3,914,549
Forward Foreign Currency Contracts††	—	$503,450	—	503,450

Total Other Financial Instruments	$3,914,549	$503,450	—	$4,417,999

Total	$23,518,670	$972,820,095	—	$996,338,765

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$925,502	—	$925,502
Forward Foreign Currency Contracts††	—	5,835,148	—	5,835,148
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection††	—	1,444,266	—	1,444,266

Total	—	$8,204,916	—	$8,204,916

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

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Notes to Schedule of Investments (unaudited) (cont’d)

all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

		Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
	Affiliate Value at December 31, 2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,054,211	$80,835,663	80,835,663	$63,285,753	63,285,753	—	$899	—	$19,604,121

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